THE ORCHARD SERIES FUND

                Financial Statements and Financial Highlights for the Six Months Ended April 30, 2000 and the Year Ended October 31, 1999

                                   (Section 1)

-----------------------------------------------------------------------------------------------------------------------------
THE ORCHARD SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
APRIL 30, 2000
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                          ORCHARD            ORCHARD             ORCHARD
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                         INDEX 500          INDEX 600          MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                            FUND               FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                     $  743,597,571    $    149,069,111    $      3,762,939
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Cash                                                                    241,142             406,884              62,164
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                       643,623              68,049                   0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                696,037             758,729                 146
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Receivable for investments sold                                       5,082,000           2,819,435             175,000
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                                       141,600
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Total assets                                                        750,260,373         153,263,808           4,000,249
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Dividends payable                                                                                                   580
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                            342,745              66,774               1,353
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Redemptions payable                                                   1,617,005             924,818                  40
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Payable for investments purchased                                     5,169,397           2,657,295             174,502
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                    76,197                   0                   0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                     7,205,344           3,648,887             176,475
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $  743,055,029    $    149,614,921    $      3,823,774
------------------------------------------------------------------------=============-----===============-----===============
------------------------------------------------------------------------=============-----===============-----===============

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Capital stock, No par value                                      $  493,052,425    $    127,143,782    $      3,823,774
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Net unrealized appreciation on investments and futures contracts    218,910,742          14,497,847                   0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Undistributed net investment income                                   1,481,252             118,775                   0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments and futures contracts   29,610,610           7,854,517                   0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $  743,055,029    $    149,614,921    $      3,823,774
------------------------------------------------------------------------=============-----===============-----===============
------------------------------------------------------------------------=============-----===============-----===============

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                 $      17.8691    $        12.7771    $         1.0000
------------------------------------------------------------------------=============-----===============-----===============
------------------------------------------------------------------------=============-----===============-----===============
(Offering and Redemption Price)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK OUTSTANDING                                       41,583,245          11,709,657           3,823,774
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                               $  524,789,174    $    134,626,814    $      3,762,939
-----------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------
THE ORCHARD SERIES FUND
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
UNAUDITED
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                        ORCHARD           ORCHARD        ORCHARD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                       INDEX 500         INDEX 600     MONEY MARKET
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                       FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Interest                                                      $     429,612    $      140,947    $      110,918
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Dividends                                                         4,332,832           513,427                 0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Foreign withholding tax                                             (3,566)             (231)                 0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Total income                                                      4,758,878           654,143           110,918
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Audit fees                                                                                                4,440
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Investment administration                                                                                69,096
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Bank and custodial fees                                                                                   2,838
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Other expenses                                                                                           22,754
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Management fees                                                   2,264,904           454,223             3,762
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Total expenses                                                    2,264,904           454,223           102,890
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Less amount reimbursed by GW Capital Management                                                          94,238
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Net expenses                                                      2,264,904           454,223             8,652
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,493,974           199,920           102,266
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Net realized gain on investments                                 29,522,967         8,396,181                 0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Net realized gain on futures contracts                            2,566,567           199,230                 0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation on investments             17,271,183        14,475,860                 0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation on futures contracts      (1,157,678)          (69,073)                 0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain on investments and futures      48,203,039        23,002,198                 0
    contracts
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  50,697,013    $   23,202,118    $      102,266
--------------------------------------------------------------------============-----=============-----=============
--------------------------------------------------------------------============-----=============-----=============

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
THE ORCHARD SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2000 AND YEAR ENDED OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                            ORCHARD                     ORCHARD                     ORCHARD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                        INDEX 500 FUND               INDEX 600 FUND            MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       2000         1999           2000         1999           2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                           UNAUDITED                   UNAUDITED                   UNAUDITED
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income                         $  2,493,974  $ 5,413,179    $   199,920  $   365,155    $  102,266  $   159,458
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain on investments                29,522,967    18,471,828     8,396,181    6,728,212                          0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain on futures contracts           2,566,567    1,849,430        199,230       49,914             0            0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation on        17,271,183    125,441,376    14,475,860     175,433                          0
    investments
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation on        (1,157,678)     698,898       (69,073)      124,623
    futures contracts
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from       50,697,013    151,874,711    23,202,118   7,443,337       102,266      159,458
    operations
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                      (2,689,723)   (5,460,884)    (179,971)    (270,470)      (102,266)   (159,458)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    From net realized gains                         (22,081,374)  (7,247,165)    (7,519,020)  (377,594)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                             (24,771,097)  (12,708,049)   (7,698,991)  (648,064)      (102,266)   (159,458)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares               210,355,394   78,037,447     54,690,200   142,892,303     208,866      672,208
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                   24,771,097    12,708,049     7,698,991      648,064       101,686      159,458
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Redemptions of shares                           (281,047,740) (71,949,186)   (65,049,330) (18,447,304)   (233,637)   (359,055)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets           (45,921,249)  18,796,310     (2,660,139)  125,093,063      76,915      472,611
    resulting from share transactions
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets         (19,995,333)  157,962,972    12,842,988   131,888,336      76,915      472,611
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Beginning of period                             763,050,362   605,087,390    136,771,933  4,883,597      3,746,859   3,274,248
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    End of period  (1)                            $ 743,055,029 $ 763,050,362  $ 149,614,921$ 136,771,933  $ 3,823,774 $ 3,746,859
----------------------------------------------------===========---==========-----==========---==========-----=========---==========
----------------------------------------------------===========---==========-----==========---==========-----=========---==========

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SHARES:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Sold                                            11,975,637    4,838,149      4,316,887    12,941,630      208,866      672,208
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions          1,409,963      816,633        666,497       57,340       101,686      159,458
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Redeemed                                        (15,998,168)  (4,431,531)    (5,096,094)  (1,644,828)    (233,637)   (359,055)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)                         (2,612,568)   1,223,251      (112,710)    11,354,142       76,915      472,611
----------------------------------------------------===========---==========-----==========---==========-----=========---==========
----------------------------------------------------===========---==========-----==========---==========-----=========---==========

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
(1) Including undistributed net investment        $  1,481,252  $ 1,677,001    $   118,775  $    98,826    $           $
income
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------
ORCHARD SERIES FUND
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ORCHARD INDEX 500 FUND
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Selected  data for a share of capital stock of the fund for the six months ended
April 30, 2000, the years ended October 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
and 1998, and the period ended October 31, 1997 are as follows:
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months Ended        Period Ended October 31,
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                    April 30, 2000         1999                 1998                1997
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       UNAUDITED                                                    (A)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $        17.2652    $         14.0808    $        11.6936    $        10.0000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.0576               0.1221              0.1282              0.0388
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                          1.1077               3.3536              2.3471              1.6936
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                   1.1653               3.4757              2.4753              1.7324
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               (0.0599)             (0.1243)            (0.0881)            (0.0388)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  (0.5015)             (0.1670)                                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.5614)             (0.2913)            (0.0881)            (0.0388)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $        17.8691    $         17.2652    $        14.0808    $        11.6936
--------------------------------------------------===============-----================-----===============-----===============----
--------------------------------------------------===============-----================-----===============-----===============----
                                                          0.0000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                               6.82% #             24.92%              21.18%              17.38%  #
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                       $    743,055,029    $     763,050,362    $    605,087,390    $    492,866,332
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                    0.60% *              0.60%               0.60%               0.60%  *
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                                         0.66% *              0.75%               0.96%               1.67%  *
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    9.85% #             17.09%              20.20%               0.45%  #
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
#  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
*Annualized
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
(A) The portfolio commenced operations on February 3, 1997.
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------



                                                                                                                   (Continued)
----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
ORCHARD SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
ORCHARD INDEX 600 FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected  data for a share of capital stock of the fund for the six months ended
April 30, 2000, the years ended October 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
and 1998, and the period ended October 31, 1997 are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended       Period Ended October 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                        April 30, 2000        1999                1998               1997
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                          UNAUDITED
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (A)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $        11.5689   $         10.4300   $        12.1191   $        10.0000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.0159              0.0235             0.0255             0.0238
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                       1.8298              1.1728            (1.3719)            2.1191
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                1.8457              1.1963            (1.3464)            2.1429
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                   (0.0142)            (0.0239)           (0.0167)           (0.0238)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                      (0.6233)            (0.0335)           (0.3260)            0.0000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.6375)            (0.0574)           (0.3427)           (0.0238)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $        12.7771   $         11.5689   $        10.4300   $        12.1191
------------------------------------------------------===============----================----===============----===============
------------------------------------------------------===============----================----===============----===============
                                                                          0.0000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  16.55% #            11.48%            (11.37%)            21.46%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                           $    149,614,921   $     136,771,933   $      4,883,597   $      5,469,919
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                        0.60% *             0.60%              0.60%              0.60%*
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                                             0.26% *             0.30%              0.22%              0.30%*
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                       26.13% #            40.90%             31.25%             21.58%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
#  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
*Annualized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
(A) The portfolio commenced operations on February 3, 1997.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (Continued)
-------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
ORCHARD SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
ORCHARD MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected  data for a share of capital stock of the fund for the six months ended
April 30, 2000, the years ended October 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
and 1998, and the period ended October 31, 1997 are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months Ended     Period Ended October 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                         April 30, 2000          1999             1998            1997
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                            UNAUDITED
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (A)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $        1.0000     $        1.0000  $       1.0000  $        1.0000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.0268              0.0458          0.0513           0.0363
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                         0.0268              0.0458          0.0513           0.0363
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                     (0.0268)            (0.0458)        (0.0513)         (0.0363)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.0268)            (0.0458)        (0.0513)         (0.0363)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $        1.0000     $        1.0000  $       1.0000  $        1.0000
---------------------------------------------------------==============------==============---=============---==============---
---------------------------------------------------------==============------==============---=============---==============---
                                                                          0.0000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                     2.72%   #           4.68%           5.26%            3.69% #
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                              $     3,823,774     $     3,746,859  $    3,274,248  $     3,110,727
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                                           5.45%   *           2.18%           3.57%            1.54% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement  ^                                         0.46%   *           0.46%           0.46%            0.46% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                                           0.43%   *           2.42%           1.56%            3.34% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement  ^                                         5.42%   *           4.60%           5.13%            4.88% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
#  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
^ Percentages  are shown net of expenses  reimbursed  by GW Capital  Management,
LLC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
*Annualized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
(A) The portfolio commenced operations on February 3, 1997.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                                                     (Concluded)

--------------------------------------------------------------------------------
THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000
--------------------------------------------------------------------------------
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        The Orchard Series Fund (the Trust) is a Delaware business trust organized on July 23, 1996 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of four funds. Interests in the Orchard Index 500, Orchard Index 600 and Orchard Money Market Funds (the Funds) are included herein and are represented by separate classes of beneficial interest of the Trust. The investment objective of each Fund is: to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P) 500 Composite Stock Price Index for the Orchard Index 500 Fund and the S&P SmallCap 600 Stock Index for the Orchard Index 600 Fund and to seek as high a level of current income as is consistent with the preservation of capital and liquidity for the Orchard Money Market Fund. Each Fund is diversified as defined in the 1940 Act. The Funds are available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (GWL&A) and New England Financial.

        Initial capitalization of $100,000 for each Fund was received January 27, 1997 from GWL&A. Additional capitalization of $2,900,000 was received from GWL&A on February 3, 1997 for Orchard Money Market Fund. At April 30, 2000, GWL&A's investment in the Funds totaled $3,850,122.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the Trust, which are in accordance with generally accepted accounting principles in the investment company industry:

        Security Valuation

        Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The Orchard Index 500 and Orchard Index 600 Funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.


        Dividends

        Dividends from net investment income of the Orchard Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the Orchard Index 500 and Orchard Index 600 Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Funds is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily. The Orchard Money Market Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date.

        Federal Income Taxes

        For federal income tax purposes, each Fund of the Trust qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

2.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

        The Trust has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Trust, the investment advisor receives monthly compensation at the annual rate of .20% of the average daily net assets of the Orchard Money Market Fund and .60% of the average daily net assets of the Orchard Index 500 and Orchard Index 600 Funds. However, the investment advisor shall pay any expenses which exceed an annual rate, including management fees, of .46% for the Orchard Money Market Fund.

        Expenses incurred by the Trust, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Orchard Index 500 and Orchard Index 600 Funds, the management fee encompasses fund operation expenses.

        One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly owned subsidiary of GWL&A, distributes and markets the Trust's Funds. Financial Administrative Services Corporation, a
        wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

        Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.


3.     CAPITAL STOCK

        The Trust has authorized an unlimited number of shares with no stated par value for each Fund in the Trust. Shares may be issued in one or more series of shares and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

4.     PURCHASES AND SALES OF INVESTMENT SECURITIES

        For the six months ended April 30, 2000, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                                Purchases               Sales
                                                                            ------------------    ------------------

      Orchard Index 500 Fund                                             $      73,059,246     $      127,308,756
      Orchard Index 600 Fund                                                    38,055,145            42,958,042

        For the six months ended April 30, 2000, there were no purchases or sales of U.S. Government securities.

5.     UNREALIZED APPRECIATION (DEPRECIATION)

        The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30. 2000, were as follows:

                                          Cost For
                                           Income                                                         Net
                                             Tax              Gross                Gross              Unrealized
                                          Purposes         Appreciation        Depreciation          Appreciation
                                        --------------    ---------------    ------------------    ------------------

      Orchard Index 500 Fund         $   527,178,711   $    271,732,708   $      (55,313,847)   $      216,418,861
      Orchard Index 600 Fund             136,379,634       36,793,88888          (24,104,412)           12,689,476


6.     FUTURES CONTRACTS

        As of April 30, 2000, the Orchard Index 500 and Orchard Index 600 Funds held open futures contracts as follows:

                                         Long              Number of            Expiration            Unrealized
                                       Contracts        Long Contracts             Date              Appreciation
                                     --------------    ------------------    ------------------    ------------------

      Orchard Index 500 Fund            S&P 500                 16                June 2000     $        102,345
      Orchard Index 600 Fund         Russell 2000               12                June 2000                55,550


The Orchard Series Fund

Orchard Index 500 Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 0.9%
      6,650 BF Goodrich Co                                               211,969
     51,768 Boeing Co                                                  2,054,517
     11,940 General Dynamics Corp                                        698,490
     23,720 Lockheed Martin Corp                                         590,035
      4,200 Northrop Grumman Corp                                        297,675
     20,350 Raytheon Co Class B                                          451,505
     11,290 Rockwell International Corp                                  444,544
     28,230 United Technologies Corp                                   1,755,539
                                                                      $6,504,274

AGENCY --- 0.8%
     61,040 Fannie Mae (nonvtg)                                        3,681,444
     41,410 Freddie Mac                                                1,902,251
                                                                      $5,583,695

AIRLINES --- 0.2%
      8,750 AMR Corp                                                     298,043
      7,730 Delta Air Lines Inc                                          407,758
     30,275 Southwest Airlines Co                                        656,574
      4,320 US Airways Group Inc*                                        120,148
                                                                      $1,482,523

AUTO PARTS & EQUIPMENT --- 0.2%
      4,580 Cooper Tire & Rubber Co                                       61,830
     33,842 Delphi Automotive Systems Corp                               647,228
     10,745 Genuine Parts Co                                             282,056
      9,450 Goodyear Tire & Rubber Co                                    261,056
                                                                      $1,252,170

AUTOMOBILES --- 1.0%
     71,990 Ford Motor Co                                              3,936,917
     38,080 General Motors Corp                                        3,565,240
                                                                      $7,502,157

BANKS --- 4.6%
     22,930 AmSouth Bancorp                                              333,907
     20,890 BB&T Corp                                                    556,196
     68,298 Bank One Corp                                              2,083,089
    101,761 Bank of America Corp                                       4,986,289
     43,800 Bank of New York Co Inc                                    1,798,516
     49,140 Chase Manhattan Corp                                       3,541,127
      9,450 Comerica Inc                                                 400,444
     18,350 Fifth Third Bancorp                                        1,158,344
     58,787 First Union Corp                                           1,873,836
     58,423 Firstar Corp                                               1,453,272
     54,521 FleetBoston Financial Corp                                 1,932,061
     13,482 Huntington Bancshares Inc                                    246,047
     10,260 JP Morgan & Co Inc                                         1,317,128
     26,630 KeyCorp                                                      492,655
     30,230 Mellon Financial Corp                                        971,139
     36,960 National City Corp                                           628,320
     13,350 Northern Trust Corp                                          856,069
      7,910 Old Kent Financial Corp                                      238,289
     17,460 PNC Financial Services Group                                 761,693
     12,810 Regions Financial Corp                                       261,798
      9,840 SouthTrust Corp                                              234,930
      9,470 State Street Corp                                            917,406
     10,260 Summit Bancorp                                               260,348
     19,030 SunTrust Banks Inc                                           965,773
     16,410 Synovus Financial Corp                                       304,602
     45,169 US Bancorp                                                   917,473
      8,220 Union Planters Corp                                          232,725
     12,150 Wachovia Corp                                                761,647
     98,340 Wells Fargo & Co                                           4,038,037
                                                                     $34,523,160

BROADCAST/MEDIA --- 1.2%
     45,370 CBS Corp*                                                  2,665,488
     20,150 Clear Channel Communications Inc*                          1,450,800
     55,230 Comcast Corp Class A*                                      2,212,624
     36,480 MediaOne Group Inc*                                        2,758,800
                                                                      $9,087,712

BUILDING MATERIALS --- 0.2%
     26,810 Masco Corp                                                   601,536
      3,310 Owens Corning                                                 60,199
     10,020 Sherwin-Williams Co                                          249,248
      5,840 Vulcan Materials Co                                          255,862
                                                                      $1,166,845

CHEMICALS --- 1.1%
     13,450 Air Products & Chemicals Inc                                 417,784
      6,710 Avery Dennison Corp                                          440,344
     13,050 Dow Chemical Co                                            1,474,650
     62,219 EI du Pont de Nemours & Co                                 2,951,483
      4,730 Eastman Chemical Co                                          247,436
      7,600 Engelhard Corp                                               133,471
      1,850 FMC Corp*                                                    107,646
      3,470 Great Lakes Chemical Corp                                     93,471
      6,420 Hercules Inc                                                  99,908
     10,300 PPG Industries Inc                                           560,063
      9,300 Praxair Inc                                                  413,264
     13,027 Rohm & Haas Co                                               464,087
      6,100 Sigma-Aldrich Corp                                           179,188
      7,890 Union Carbide Corp                                           465,510
      4,340 WR Grace & Co*                                                56,420
                                                                      $8,104,725

COMMUNICATIONS - EQUIPMENT --- 8.6%
     20,350 3Com Corp*                                                   802,543
     17,880 ADC Telecommunications Inc*                                1,086,210
      4,960 Andrew Corp*                                                 146,008
     11,010 Cabletron Systems Inc*                                       251,854
    407,808 Cisco Systems Inc*                                        28,272,513
      9,020 Comverse Technology Inc*                                     804,467
     16,440 Corning Inc                                                3,246,900
    190,015 Lucent Technologies Inc                                   11,816,463
     18,140 Network Appliance Inc*                                     1,341,217
     86,008 Nortel Networks Corp                                       9,740,406
     43,970 QUALCOMM Inc*                                              4,767,975
      9,500 Scientific-Atlanta Inc                                       618,089
     23,910 Tellabs Inc*                                               1,310,555
                                                                     $64,205,200

COMPUTER HARDWARE & SYSTEMS --- 7.0%
      9,620 Apple Computer Inc*                                        1,193,476
    100,927 Compaq Computer Corp                                       2,952,115
    152,830 Dell Computer Corp*                                        7,660,604
     60,581 EMC Corp*                                                  8,416,942
     18,830 Gateway Inc*                                               1,040,358
     59,870 Hewlett-Packard Co                                         8,082,450
    107,420 International Business Machines Corp                      11,990,758
      7,620 Lexmark International Group Class A*                         899,160
      5,630 NCR Corp*                                                    217,459
     12,790 Seagate Technology Inc*                                      649,885
     11,110 Silicon Graphics Inc*                                         79,848
     94,090 Sun Microsystems Inc*                                      8,650,352
     18,630 Unisys Corp*                                                 431,974
                                                                     $52,265,381

COMPUTER SOFTWARE & SERVICES --- 8.4%
      7,060 Adobe Systems Inc                                            853,815
    135,980 America Online Inc*                                        8,133,236
      3,690 Autodesk Inc                                                 141,604
     37,570 Automatic Data Processing Inc                              2,021,717
     14,640 BMC Software Inc*                                            685,328
      8,740 Ceridian Corp*                                               189,544
     10,620 Citrix Systems Inc*                                          648,478
     35,075 Computer Associates International Inc                      1,957,606
      9,960 Computer Sciences Corp*                                      812,358
     21,620 Compuware Corp*                                              271,590
     28,050 Electronic Data Systems Corp                               1,928,438
      8,550 Equifax Inc                                                  208,936
     24,920 First Data Corp                                            1,213,280
    310,200 Microsoft Corp*                                           21,636,450
     19,520 Novell Inc*                                                  383,080
    168,154 Oracle Corp*                                              13,441,726
     16,470 Parametric Technology Corp*                                  134,329
     14,800 Paychex Inc                                                  778,850
     16,120 PeopleSoft Inc*                                              224,664
      7,623 Sabre Holdings Corp                                          266,325
      1,620 Shared Medical Systems Corp                                   67,128
     23,300 VERITAS Software Corp*                                     2,499,275
     31,320 Yahoo! Inc*                                                4,079,430
                                                                     $62,577,187

CONGLOMERATES --- 0.1%
      8,790 Textron Inc                                                  544,426
                                                                        $544,426

CONTAINERS --- 0.1%
      1,830 Ball Corp                                                     57,645
      3,160 Bemis Co Inc                                                 116,326
      7,760 Crown Cork & Seal Co Inc                                     126,100
      9,070 Owens-Illinois Inc*                                          122,445
     10,350 Pactiv Corp*                                                  84,735
      3,370 Temple-Inland Inc                                            168,921
                                                                        $676,172

COSMETICS & PERSONAL CARE --- 0.4%
      3,370 Alberto-Culver Co Class B                                     79,616
     14,540 Avon Products Inc                                            603,410
     63,920 Gillette Co                                                2,365,040
      6,350 International Flavors & Fragrances Inc                       218,675
                                                                      $3,266,741

DISTRIBUTORS --- 0.3%
     16,730 Cardinal Health Inc                                          921,187
     16,511 McKesson HBOC Inc                                            278,623
      8,430 SUPERVALU Inc                                                174,391
     19,800 SYSCO Corp                                                   744,975
                                                                      $2,119,176

ELECTRIC COMPANIES --- 1.6%
      7,990 Ameren Corp                                                  293,129
     11,630 American Electric Power Co Inc                               425,949
      7,000 CMS Energy Corp                                              133,000
      9,340 Carolina Power & Light Co                                    341,489
     12,850 Central & South West Corp                                    278,678
      9,600 Cinergy Corp                                                 256,800
     13,250 Consolidated Edison Inc                                      466,228
      8,740 Constellation Energy Group                                   288,962
      8,460 DTE Energy Co                                                276,008
     14,199 Dominion Resources Inc                                       638,955
     21,794 Duke Energy Corp                                           1,253,155
     20,680 Edison International                                         394,202
     14,410 Entergy Corp                                                 366,547
     10,630 FPL Group Inc                                                480,338
     13,680 FirstEnergy Corp                                             347,978
      5,730 Florida Progress Corp                                        280,770
      7,460 GPU Inc                                                      209,343
      6,980 New Century Energies Inc                                     227,723
     10,620 Niagara Mohawk Holdings Inc*                                 147,353
      9,350 Northern States Power Co                                     203,942
     11,030 PECO Energy Co                                               459,808
     22,800 PG&E Corp                                                    591,364
      8,677 PPL Corp                                                     207,163
      5,120 Pinnacle West Capital Corp                                   179,840
     13,010 Public Service Enterprise Group Inc                          466,734
     17,764 Reliant Energy Inc                                           472,967
     40,370 Southern Co                                                1,006,707
     16,401 Texas Utilities Co                                           552,500
     12,940 Unicom Corp                                                  514,365
                                                                     $11,761,997

ELECTRONIC INSTRUMENTS & EQUIP --- 4.8%
      5,690 Cooper Industries Inc                                        195,235
     25,650 Emerson Electric Co                                        1,407,544
    195,560 General Electric Co                                       30,751,776
     11,787 Molex Inc                                                    647,542
      2,930 PerkinElmer Inc                                              160,418
     35,300 Solectron Corp*                                            1,652,464
      2,850 Tektronix Inc                                                164,944
      3,490 Thomas & Betts Corp                                          107,534
      5,440 WW Grainger Inc                                              235,960
                                                                     $35,323,417

ELECTRONICS - SEMICONDUCTOR --- 7.4%
      6,270 Adaptec Inc*                                                 169,290
      8,690 Advanced Micro Devices Inc*                                  762,548
      4,700 Altera Corp*                                                 480,575
     20,780 Analog Devices Inc*                                        1,596,153
     45,540 Applied Materials Inc*                                     4,636,518
     12,866 Conexant Systems Inc*                                        770,352
    199,080 Intel Corp                                                25,245,733
     10,870 KLA-Tencor Corp*                                             813,891
     17,680 LSI Logic Corp*                                            1,105,000
     18,600 Linear Technology Corp                                     1,062,525
     16,100 Micron Technology Inc*                                     2,241,925
     42,250 Motorola Inc                                               5,030,370
     10,160 National Semiconductor Corp*                                 617,220
     10,130 Teradyne Inc*                                              1,114,300
     48,460 Texas Instruments Inc                                      7,892,923
     19,070 Xilinx Inc*                                                1,396,878
                                                                     $54,936,201

ENGINEERING & CONSTRUCTION --- 0.0%
      4,660 Fluor Corp                                                   156,399
                                                                        $156,399

FINANCIAL SERVICES --- 3.5%
     15,780 AFLAC Inc                                                    770,253
     26,650 American Express Co                                        3,999,152
     14,832 American General Corp                                        830,592
     43,606 Associates First Capital Corp Class A                        967,486
    200,938 Citigroup Inc                                             11,943,152
     14,930 Franklin Resources Inc                                       481,493
      5,820 MBIA Inc                                                     287,723
     47,752 MBNA Corp                                                  1,268,389
     67,912 Morgan Stanley Dean Witter & Co                            5,212,246
      9,310 SLM Holding Corp                                             291,515
      7,230 T Rowe Price Associates Inc                                  275,644
                                                                     $26,327,645

FOOD & BEVERAGES --- 2.9%
      2,230 Adolph Coors Co Class B                                      113,730
     27,710 Anheuser-Busch Cos Inc                                     1,955,273
     16,750 Bestfoods                                                    841,688
      4,140 Brown-Forman Corp Class B                                    225,887
     25,550 Campbell Soup Co                                             664,300
    147,150 Coca-Cola Co                                               6,925,173
     25,510 Coca-Cola Enterprises Inc                                    543,669
     29,240 ConAgra Inc                                                  551,905
     18,060 General Mills Inc                                            656,933
     21,250 HJ Heinz Co                                                  722,500
      8,360 Hershey Foods Corp                                           379,335
     24,300 Kellogg Co                                                   593,819
     19,710 Nabisco Group Holdings Corp                                  253,766
     86,760 PepsiCo Inc                                                3,182,964
      7,880 Quaker Oats Co                                               513,674
     18,140 Ralston-Ralston Purina Group                                 320,842
     54,410 Sara Lee Corp                                                816,150
     34,036 Unilever NV NY Shrs                                        1,550,748
      6,890 Wm Wrigley Jr Co                                             498,664
                                                                     $21,311,020

GOLD, METALS & MINING --- 0.5%
     13,040 Alcan Aluminium Ltd                                          427,060
     21,840 Alcoa Inc                                                  1,416,870
      5,655 Allegheny Technologies Inc                                   136,777
     23,120 Barrick Gold Corp                                            388,693
      7,620 Bethlehem Steel Corp*                                         40,958
      9,880 Freeport-McMoRan Copper & Gold Inc Class B*                   95,095
     15,730 Homestake Mining Co                                           94,380
     11,600 Inco Ltd*                                                    181,250
      9,823 Newmont Mining Corp                                          230,222
      5,070 Nucor Corp                                                   218,010
      4,694 Phelps Dodge Corp                                            217,098
     19,670 Placer Dome Inc                                              159,819
      3,820 Reynolds Metals Co                                           254,030
      5,340 USX-US Steel Group                                           133,831
      5,380 Worthington Industries Inc                                    66,578
                                                                      $4,060,671

HARDWARE & TOOLS --- 0.1%
      5,250 Black & Decker Corp                                          220,826
      3,540 Snap-on Inc                                                   93,587
      5,400 Stanley Works                                                159,300
                                                                        $473,713

HEALTH CARE RELATED --- 4.7%
      5,970 ALZA Corp*                                                   263,050
     91,590 Abbott Laboratories                                        3,520,445
      8,440 Aetna Inc                                                    488,465
      7,740 Allergan Inc                                                 455,693
     77,800 American Home Products Corp                                4,371,349
     60,820 Amgen Inc*                                                 3,405,920
      8,880 Biogen Inc*                                                  522,251
    118,170 Bristol-Myers Squibb Co                                    6,196,480
     33,740 Columbia/HCA Healthcare Corp                                 959,464
     23,040 HEALTHSOUTH Corp*                                            185,748
     10,120 Humana Inc*                                                   77,792
     82,920 Johnson & Johnson                                          6,840,900
      4,200 Mallinckrodt Inc                                             112,875
      6,230 Manor Care Inc*                                               74,368
      6,950 Quintiles Transnational Corp*                                 99,468
     18,710 Tenet Healthcare Corp                                        477,105
     10,060 UnitedHealth Group Inc                                       670,871
     51,180 Warner-Lambert Co                                          5,824,898
      3,840 Wellpoint Health Networks Inc*                               283,200
                                                                     $34,830,342

HEAVY TRUCKS & PARTS --- 0.2%
      2,500 Cummins Engine Co Inc                                         88,905
      9,943 Dana Corp                                                    302,019
      4,450 Eaton Corp                                                   373,800
      5,310 ITT Industries Inc                                           167,594
      3,840 Navistar International Corp*                                 134,400
      4,730 PACCAR Inc                                                   224,968
                                                                      $1,291,686

HOMEBUILDING --- 0.0%
      3,580 Centex Corp                                                   86,368
      2,880 Kaufman & Broad Home Corp                                     55,440
      2,610 Pulte Corp                                                    56,115
                                                                        $197,923

HOTELS/MOTELS --- 0.2%
     36,980 Carnival Corp                                                919,878
      7,770 Harrah's Entertainment Inc*                                  159,767
     22,280 Hilton Hotels Corp                                           189,380
     14,730 Marriott International Inc Class A                           471,360
                                                                      $1,740,385

HOUSEHOLD GOODS --- 1.5%
      2,420 Armstrong World Industries Inc                                47,340
     14,180 Clorox Co                                                    521,115
     34,700 Colgate-Palmolive Co                                       1,982,238
     12,670 Fort James Corp                                              303,282
      9,610 Fortune Brands Inc                                           240,250
     33,090 Kimberly-Clark Corp                                        1,921,272
     11,860 Leggett & Platt Inc                                          253,508
      5,100 Maytag Corp                                                  175,629
     16,739 Newell Rubbermaid Inc                                        421,605
     78,410 Procter & Gamble Co                                        4,675,196
      3,480 Tupperware Corp                                               65,685
      4,500 Whirlpool Corp                                               293,063
                                                                     $10,900,183

INSURANCE RELATED --- 2.5%
     47,970 Allstate Corp                                              1,133,291
     92,248 American International Group Inc                          10,118,406
     15,410 Aon Corp                                                     417,025
     10,040 CIGNA Corp                                                   800,690
     10,430 Chubb Corp                                                   663,609
      9,620 Cincinnati Financial Corp                                    387,801
     19,161 Conseco Inc                                                  104,178
     13,190 Hartford Financial Services Group Inc                        688,347
      6,325 Jefferson-Pilot Corp                                         421,005
     11,610 Lincoln National Corp                                        404,167
      6,210 Loews Corp                                                   342,326
      6,390 MGIC Investment Corp                                         305,519
     15,820 Marsh & McLennan Cos Inc                                   1,559,251
      4,420 Progressive Corp                                             289,232
      7,860 SAFECO Corp                                                  173,903
     13,328 St Paul Cos Inc                                              474,810
      7,950 Torchmark Corp                                               199,243
     14,506 UnumProvident Corp                                           246,602
                                                                     $18,729,405

INVESTMENT BANK/BROKERAGE FIRM --- 0.8%
      6,698 Bear Stearns Cos Inc                                         287,177
     48,850 Charles Schwab Corp                                        2,173,825
      7,150 Lehman Brothers Holdings Inc                                 586,743
     22,000 Merrill Lynch & Co Inc                                     2,242,614
      8,620 Paine Webber Group Inc                                       378,203
                                                                      $5,668,562

LEISURE & ENTERTAINMENT --- 2.3%
      5,550 Brunswick Corp                                               106,488
     17,880 Harley-Davidson Inc                                          711,839
     11,670 Mirage Resorts Inc*                                          237,776
     25,790 Seagram Co Ltd                                             1,392,660
     76,640 Time Warner Inc                                            6,892,772
     41,510 Viacom Inc Class B*                                        2,257,106
    123,320 Walt Disney Co                                             5,341,236
                                                                     $16,939,877

MACHINERY --- 0.3%
      1,400 Briggs & Stratton Corp                                        53,725
     21,180 Caterpillar Inc                                              835,276
     14,020 Deere & Co                                                   566,058
      9,880 Ingersoll-Rand Co                                            463,738
      2,130 Milacron Inc                                                  38,873
        530 NACCO Industries Inc Class A                                  23,784
      9,260 Thermo Electron Corp*                                        179,413
      3,740 Timken Co                                                     69,190
                                                                      $2,230,057

MANUFACTURING --- 1.5%
      3,985 Crane Co                                                     107,097
      8,600 Danaher Corp                                                 491,275
     12,100 Dover Corp                                                   614,825
     47,136 Honeywell International Inc                                2,639,616
     17,860 Illinois Tool Works Inc                                    1,144,147
      5,150 Johnson Controls Inc                                         326,057
      2,730 Millipore Corp                                               195,706
      7,500 Pall Corp                                                    167,340
      6,565 Parker-Hannifin Corp                                         305,273
      5,042 Sealed Air Corp*                                             280,461
    100,740 Tyco International Ltd                                     4,627,693
                                                                     $10,899,490

MEDICAL PRODUCTS --- 1.1%
      3,490 Bausch & Lomb Inc                                            210,709
     17,280 Baxter International Inc                                   1,125,360
     15,120 Becton Dickinson & Co                                        387,450
      6,820 Biomet Inc                                                   243,385
     24,860 Boston Scientific Corp*                                      658,790
      3,090 CR Bard Inc                                                  134,607
     18,270 Guidant Corp*                                              1,048,241
     71,120 Medtronic Inc                                              3,693,759
     12,260 PE Corp-PE Biosystems Group                                  735,600
      5,085 St Jude Medical Inc*                                         158,586
                                                                      $8,396,487

MISCELLANEOUS --- 0.9%
     12,370 AES Corp*                                                  1,112,521
      3,900 American Greetings Corp Class A                               70,688
     35,755 Archer-Daniels-Midland Co                                    355,297
      2,020 Jostens Inc                                                   49,868
     23,750 Minnesota Mining & Mftg Co                                 2,054,375
     21,660 Nextel Communications Inc Class A*                         2,370,405
      7,250 TRW Inc                                                      424,125
                                                                      $6,437,279

OFFICE EQUIPMENT & SUPPLIES --- 0.2%
     15,930 Pitney Bowes Inc                                             651,139
     39,540 Xerox Corp                                                 1,045,319
                                                                      $1,696,458

OIL & GAS --- 6.1%
      5,480 Amerada Hess Corp                                            348,665
      7,400 Anadarko Petroleum Corp                                      321,434
      6,690 Apache Corp                                                  324,044
      4,360 Ashland Inc                                                  148,785
     19,788 Baker Hughes Inc                                             629,496
     13,040 Burlington Resources Inc                                     512,628
     39,050 Chevron Corp                                               3,324,131
     12,810 Coastal Corp                                                 642,895
      4,910 Columbia Energy Group                                        308,103
     37,545 Conoco Inc Class B                                           933,932
      1,630 Eastern Enterprises                                           99,226
     13,700 El Paso Energy Corp                                          582,250
     42,640 Enron Corp                                                 2,971,454
    205,781 Exxon Mobil Corp                                          15,986,509
     26,290 Halliburton Co                                             1,161,676
      5,722 Kerr-McGee Corp                                              296,114
      3,540 McDermott International Inc                                   28,763
      2,840 NICOR Inc                                                     96,205
      1,910 ONEOK Inc                                                     48,228
     22,010 Occidental Petroleum Corp                                    471,828
      2,140 Peoples Energy Corp                                           66,473
     15,000 Phillips Petroleum Co                                        711,555
      5,530 Rowan Cos Inc*                                               154,492
    127,770 Royal Dutch Petroleum Co NY Shrs                           7,330,804
     32,720 Schlumberger Ltd                                           2,505,109
     12,235 Sempra Energy                                                227,106
      5,450 Sunoco Inc                                                   165,200
     32,920 Texaco Inc                                                 1,629,540
      8,400 Tosco Corp                                                   269,321
     12,526 Transocean Sedco Forex Inc                                   588,722
     18,670 USX-Marathon Group                                           435,235
     15,230 Union Pacific Resources Group Inc                            292,218
     14,550 Unocal Corp                                                  470,140
     25,870 Williams Cos Inc                                             965,261
                                                                     $45,047,542

PAPER & FOREST PRODUCTS --- 0.4%
      3,450 Boise Cascade Corp                                           112,339
      5,610 Champion International Corp                                  368,858
     10,030 Georgia-Pacific Group                                        368,603
     24,824 International Paper Co                                       912,282
      6,430 Louisiana-Pacific Corp                                        86,001
      6,200 Mead Corp                                                    215,834
      1,750 Potlatch Corp                                                 69,015
      6,060 Westvaco Corp                                                187,103
     14,090 Weyerhaeuser Co                                              752,927
      6,540 Willamette Industries Inc                                    249,743
                                                                      $3,322,705

PERSONAL LOANS --- 0.4%
     11,810 Capital One Financial Corp                                   516,688
      6,840 Countrywide Credit Industries Inc                            188,955
     28,009 Household International Inc                                1,169,376
      8,375 Providian Financial Corp                                     737,519
                                                                      $2,612,538

PHARMACEUTICALS --- 4.3%
     64,990 Eli Lilly & Co                                             5,024,507
    139,340 Merck & Co Inc                                             9,684,130
    230,720 Pfizer Inc                                                 9,719,080
     74,437 Pharmacia Corp                                             3,717,160
     87,570 Schering-Plough Corp                                       3,530,122
      5,600 Watson Pharmaceuticals Inc*                                  251,647
                                                                     $31,926,646

PHOTOGRAPHY/IMAGING --- 0.2%
     18,770 Eastman Kodak Co                                           1,049,937
      9,010 IKON Office Solutions Inc                                     52,934
      2,690 Polaroid Corp                                                 54,303
                                                                      $1,157,174

POLLUTION CONTROL --- 0.1%
     11,410 Allied Waste Industries Inc*                                  69,886
     36,836 Waste Management Inc                                         584,772
                                                                        $654,658

PRINTING & PUBLISHING --- 0.6%
      4,430 Deluxe Corp                                                  111,578
      5,410 Dow Jones & Co Inc                                           350,974
     16,540 Gannett Co Inc                                             1,056,493
      4,300 Harcourt General Inc                                         160,713
      4,870 Knight-Ridder Inc                                            238,932
     11,750 McGraw-Hill Cos Inc                                          616,875
      3,120 Meredith Corp                                                 86,773
     10,150 New York Times Co Class A                                    418,048
      7,640 RR Donnelley & Sons Co                                       162,350
      3,620 Times Mirror Co Class A                                      353,174
     14,060 Tribune Co                                                   546,583
                                                                      $4,102,493

RAILROADS --- 0.3%
     27,410 Burlington Northern Santa Fe Corp                            661,266
     12,790 CSX Corp                                                     267,784
      6,580 Kansas City Southern Industries Inc                          472,938
     22,900 Norfolk Southern Corp                                        403,613
     14,720 Union Pacific Corp                                           620,080
                                                                      $2,425,681

RESTAURANTS --- 0.5%
      7,640 Darden Restaurants Inc                                       140,859
     80,720 McDonald's Corp                                            3,077,450
      8,977 Tricon Global Restaurants Inc*                               306,340
      7,220 Wendy's International Inc                                    161,548
                                                                      $3,686,197

RETAIL --- 5.8%
     25,397 Albertson's Inc                                              826,977
      8,220 AutoZone Inc*                                                188,542
      8,450 Bed Bath & Beyond Inc*                                       310,005
     12,100 Best Buy Co Inc*                                             977,075
     23,480 CVS Corp                                                   1,021,380
     12,190 Circuit City Stores-Circuit City Group                       716,918
      6,690 Consolidated Stores Corp*                                     83,204
     26,510 Costco Wholesale Corp*                                     1,433,184
      6,190 Dillard's Inc Class A                                         86,270
     15,566 Dollar General Corp                                          356,072
     12,480 Federated Department Stores Inc*                             424,320
     50,640 Gap Inc                                                    1,861,020
      2,320 Great Atlantic & Pacific Tea Co Inc                           42,484
    137,220 Home Depot Inc                                             7,692,828
     15,720 JC Penney Co Inc                                             217,125
     28,930 Kmart Corp*                                                  235,056
     19,300 Kohl's Corp*                                                 926,400
     49,970 Kroger Co*                                                   927,543
     12,873 Limited Inc                                                  581,692
      2,370 Longs Drug Stores Corp                                        55,103
     22,790 Lowe's Cos Inc                                             1,128,105
     19,985 May Department Stores Co                                     549,588
      7,970 Nordstrom Inc                                                221,662
     19,890 Office Depot Inc*                                            210,078
     15,640 Rite Aid Corp                                                 78,200
     30,240 Safeway Inc*                                               1,334,340
     22,640 Sears Roebuck & Co                                           829,190
     28,160 Staples Inc*                                                 536,786
     18,140 TJX Cos Inc                                                  348,052
     11,480 Tandy Corp                                                   654,360
     26,030 Target Corp                                                1,732,609
     14,290 Toys R Us Inc*                                               217,923
    265,500 Wal-Mart Stores Inc                                       14,702,063
     59,940 Walgreen Co                                                1,685,813
      8,680 Winn-Dixie Stores Inc                                        143,758
                                                                     $43,335,725

SAVINGS & LOANS --- 0.2%
      9,460 Golden West Financial Corp                                   322,823
     34,583 Washington Mutual Inc                                        884,011
                                                                      $1,206,834

SHOES --- 0.1%
     16,420 NIKE Inc Class B                                             713,236
      3,340 Reebok International Ltd*                                     56,780
                                                                        $770,016

SPECIALIZED SERVICES --- 0.5%
     42,359 Cendant Corp*                                                653,896
      9,420 Dun & Bradstreet Corp                                        283,778
      7,530 Ecolab Inc                                                   294,137
      5,710 H&R Block Inc                                                238,747
     18,510 IMS Health Inc                                               315,818
     16,660 Interpublic Group of Cos Inc                                 683,060
      2,460 National Service Industries Inc                               52,890
     10,520 Omnicom Group Inc                                            957,972
      4,210 Young & Rubicam Inc                                          234,442
                                                                      $3,714,740

TELEPHONE & TELECOMMUNICATIONS --- 6.9%
     18,670 ALLTEL Corp                                                1,243,889
    190,480 AT&T Corp                                                  8,892,940
     92,526 Bell Atlantic Corp                                         5,482,166
    112,140 BellSouth Corp                                             5,459,760
      8,140 CenturyTel Inc                                               199,430
     57,920 GTE Corp                                                   3,924,080
     46,451 Global Crossing Ltd*                                       1,463,207
    169,109 MCI WorldCom Inc*                                          7,683,806
    203,333 SBC Communications Inc                                     8,908,425
     51,860 Sprint Corp                                                3,189,390
     51,380 Sprint Corp (PCS Group)*                                   2,825,900
     30,036 US WEST Inc                                                2,138,173
                                                                     $51,411,166

TEXTILES --- 0.1%
      3,570 Liz Claiborne Inc                                            165,334
      2,130 Russell Corp                                                  41,801
      1,110 Springs Industries Inc Class A                                45,579
      7,140 VF Corp                                                      201,705
                                                                        $454,419

TOBACCO --- 0.4%
    140,970 Philip Morris Cos Inc                                      3,083,719
     10,340 UST Inc                                                      155,100
                                                                      $3,238,819

TOYS --- 0.1%
     10,705 Hasbro Inc                                                   170,606
     24,620 Mattel Inc                                                   301,595
                                                                        $472,201

TRANSPORTATION --- 0.1%
     17,438 FedEx Corp*                                                  657,186
      3,580 Ryder System Inc                                              79,429
                                                                        $736,615

TOTAL COMMON STOCK --- 98.9%                                        $735,446,910
(Cost $516,638,513)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 0.7%
  5,172,000 Associates Corp of North America                           5,170,264
                                                                      $5,170,264

U.S. GOVERNMENTS --- 0.4%
  3,000,000 United States of America (1)                               2,980,397
                                                                      $2,980,397

TOTAL SHORT-TERM INVESTMENTS --- 1.1%                                 $8,150,661
(Cost $8,150,661)

TOTAL ORCHARD INDEX 500 FUND --- 100.0%                             $743,597,571
(Cost $524,789,174)


The Orchard Series Fund

Orchard Index 600 Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 0.6%
     10,300 AAR Corp                                                     155,139
      3,700 Alliant Techsystems Inc*                                     257,613
      9,500 BE Aerospace Inc*                                             70,063
     14,200 Orbital Sciences Corp*                                       179,275
     10,300 Teledyne Technologies Inc*                                   180,250
                                                                        $842,340

AGRICULTURE --- 0.5%
     14,200 Corn Products International Inc                              340,800
     16,900 DIMON Inc                                                     40,138
     14,766 Delta & Pine Land Co                                         310,086
                                                                        $691,024

AIR FREIGHT --- 0.9%
      6,600 Circle International Group Inc                               175,309
     11,000 EGL Inc*                                                     252,307
     19,200 Expeditors International of Washington Inc                   820,800
     13,900 Fritz Cos Inc*                                               133,788
                                                                      $1,382,204

AIRLINES --- 0.6%
      7,000 Atlantic Coast Airlines Holdings Inc*                        209,125
     13,000 Mesa Air Group Inc*                                           84,500
      5,400 Midwest Express Holdings Inc*                                136,685
      9,400 SkyWest Inc                                                  395,975
                                                                        $826,285

AUTO PARTS & EQUIPMENT --- 1.4%
      7,900 Applied Industrial Technologies Inc                          137,263
     27,900 Gentex Corp*                                                 899,775
      9,600 Intermet Corp                                                 70,800
     16,900 MascoTech Inc                                                195,398
      6,200 Midas Inc                                                    156,934
      6,800 Simpson Industries Inc                                        70,122
      4,900 Standard Motor Products Inc                                   54,816
      8,000 TBC Corp*                                                     44,000
     12,800 Tenneco Automotive Inc                                       113,600
     17,800 Tower Automotive Inc*                                        278,125
      7,100 Wynn's International Inc                                      98,513
                                                                      $2,119,346

BANKS --- 4.0%
      8,900 Banknorth Group Inc                                          212,488
     15,000 Centura Banks Inc                                            619,680
     10,800 Chittenden Corp                                              286,870
     11,168 Commerce Bancorp Inc                                         443,224
     21,950 Commercial Federal Corp                                      341,586
     19,000 Community First Bankshares Inc                               320,625
     20,200 Cullen/Frost Bankers Inc                                     498,677
     10,800 First BanCorp                                                191,020
     15,650 First Midwest Bancorp Inc                                    389,294
     19,183 Hudson United Bancorp                                        432,807
     10,159 Provident Bankshares Corp                                    151,741
     10,800 Riggs National Corp                                          146,470
      8,500 Silicon Valley Bancshares*                                   524,875
      9,800 South Finanical Group Inc                                    135,975
     10,600 Southwest Bancorp of Texas Inc*                              207,357
     14,050 Susquehanna Bancshares Inc                                   194,059
     20,320 TrustCo Bank Corp NY                                         242,560
     16,200 United Bankshares Inc                                        353,354
      8,600 Whitney Holding Corp                                         299,925
                                                                      $5,992,587

BIOTECHNOLOGY --- 4.4%
     21,500 Advanced Tissue Sciences Inc*                                123,625
     17,900 Alliance Pharmaceutical Corp*                                142,072
     20,100 Bio-Technology General Corp*                                 282,646
      8,700 Biomatrix Inc*                                               165,839
      9,600 COR Therapeutics Inc*                                        731,395
     12,300 Cephalon Inc*                                                691,875
      9,520 Enzo Biochem Inc*                                            385,560
     16,100 IDEC Pharmaceuticals Corp*                                 1,030,400
     13,900 IDEXX Laboratories Inc*                                      364,875
      9,900 Immune Response Corp*                                         82,913
     14,900 Liposome Co Inc*                                             260,750
     12,500 North American Vaccine Inc*                                   46,875
     11,500 Organogenesis Inc*                                           131,526
      7,100 Protein Design Labs Inc*                                     720,650
     12,900 Regeneron Pharmaceuticals Inc*                               368,450
      7,700 Techne Corp*                                                 547,663
      9,800 Vertex Pharmaceuticals Inc*                                  512,050
                                                                      $6,589,164

BUILDING MATERIALS --- 0.4%
     10,500 Apogee Enterprises Inc                                        37,401
      7,500 Elcor Corp                                                   238,590
      4,600 Simpson Manufacturing Co Inc*                                208,150
      7,700 Universal Forest Products Inc                                103,950
                                                                        $588,091

CHEMICALS --- 1.4%
      8,600 Arch Chemicals Inc                                           169,850
      9,400 Cambrex Corp                                                 385,400
      6,900 ChemFirst Inc                                                133,688
      9,000 Geon Co                                                      196,875
      8,800 Lilly Industries Inc Class A                                  95,700
     11,800 MacDermid Inc                                                276,557
      5,800 Material Sciences Corp*                                       61,625
      3,800 McWhorter Technologies Inc*                                   57,475
      9,900 Mississippi Chemical Corp                                     76,101
      9,000 OM Group Inc                                                 414,000
     15,900 Omnova Solutions Inc                                          95,400
      2,800 Penford Corp                                                  47,250
      3,400 Quaker Chemical Corp                                          57,161
                                                                      $2,067,082

COMMUNICATIONS - EQUIPMENT --- 4.0%
     12,800 Adaptive Broadband Corp*                                     416,000
     10,500 Allen Telecom Inc*                                           186,375
     13,700 Anixter International Inc*                                   461,512
     18,500 Aspect Communications Corp*                                  656,750
      8,200 Audiovox Corp Class A*                                       281,358
     20,300 Brightpoint Inc*                                             239,784
     10,750 Cable Design Technologies Corp*                              368,188
     19,300 CommScope Inc*                                               916,750
     26,500 Digital Microwave Corp*                                      978,831
      9,800 Inter-Tel Inc                                                198,450
     27,400 P-Com Inc*                                                   296,249
      6,100 Plantronics Inc*                                             539,850
      4,500 Proxim Inc*                                                  346,217
      5,700 SymmetriCom Inc*                                              67,688
                                                                      $5,954,002

COMPUTER HARDWARE & SYSTEMS --- 1.2%
      7,900 Apex Inc*                                                    233,540
     10,400 Auspex Systems Inc*                                           79,300
      5,700 Digi International Inc*                                       30,991
      8,000 Mercury Computer Systems Inc*                                307,496
     19,000 National Instruments Corp*                                   926,250
      8,100 Network Equipment Technologies Inc*                           66,825
      5,900 Standard Microsystems Corp*                                   76,700
      6,200 Telxon Corp*                                                  91,450
                                                                      $1,812,552

COMPUTER SOFTWARE & SERVICES --- 9.7%
     15,500 American Management Systems Inc*                             573,500
      8,550 Analysts International Corp                                   95,119
      9,600 Aspen Technology Inc*                                        339,600
      9,100 Avid Technology Inc*                                         125,125
      5,300 BARRA Inc*                                                   223,263
      9,300 Banyan Systems Inc*                                          129,038
     22,500 CIBER Inc*                                                   406,395
      2,300 Centigram Communications Corp*                                35,505
      7,900 Computer Task Group Inc                                       67,150
      5,500 Concord Communications Inc*                                  154,000
      7,350 Cybex Computer Products Corp*                                201,206
     14,850 Dendrite International Inc*                                  339,694
     15,500 Epicor Software Corp*                                         62,000
      8,600 Exabyte Corp*                                                 40,850
      5,300 Fair Isaac & Co Inc                                          224,254
     12,300 FileNET Corp*                                                361,313
      8,400 Gerber Scientific Inc                                        116,550
      6,000 Great Plains Software Inc*                                   253,872
      9,300 HNC Software Inc*                                            460,350
     14,750 Harbinger Corp*                                              278,406
      9,400 Hutchinson Technology Inc*                                   119,850
     12,185 Hyperion Solutions Corp*                                     369,547
     17,324 InaCom Corp*                                                  27,060
      5,600 Innovex Inc                                                   49,000
     12,200 InterVoice-Brite Inc*                                        194,431
     15,400 Jack Henry & Associates Inc                                  608,300
     20,800 Komag Inc*                                                    61,090
      4,750 Kronos Inc*                                                  152,594
      6,300 MICROS Systems Inc*                                          253,575
     54,600 MarchFirst Inc*                                            1,163,635
     29,200 Mercury Interactive Corp*                                  2,627,966
      7,600 MicroAge Inc*                                                 14,250
      9,500 Phoenix Technologies Ltd*                                    186,438
     13,300 Progress Software Corp*                                      266,000
      8,200 Project Software & Development Inc*                          250,100
      5,100 QRS Corp*                                                    168,300
     14,700 RSA Security  Inc*                                           862,699
      6,200 RadiSys Corp*                                                256,525
     19,000 Read-Rite Corp*                                               57,000
     11,000 Remedy Corp*                                                 584,375
     10,900 SAGA SYSTEMS Inc*                                            203,013
     12,300 Systems & Computer Tech Corp*                                289,813
      7,000 THQ Inc*                                                     108,500
     11,800 Verity Inc*                                                  382,757
     11,300 Xircom Inc*                                                  445,638
     16,300 eLoyalty Corp*                                               267,923
                                                                     $14,457,569

COSMETICS & PERSONAL CARE --- 0.3%
     25,100 NBTY Inc*                                                    445,525
      6,500 Nature's Sunshine Products Inc                                55,250
                                                                        $500,775

DISTRIBUTORS --- 1.3%
     12,800 Bindley Western Industries Inc                               223,194
     14,800 Fleming Cos Inc                                              243,268
      4,300 Nash-Finch Co                                                 31,713
     12,400 Owens & Minor Inc                                            148,800
     12,850 Patterson Dental Co*                                         618,406
      5,400 Performance Food Group Co*                                   142,425
      8,294 Priority Healthcare Corp*                                    459,280
      6,900 United Natural Foods Inc*                                    104,363
                                                                      $1,971,449

ELECTRIC COMPANIES --- 0.7%
      2,800 Bangor Hydro-Electric Co                                      46,200
      6,400 CH Energy Group Inc                                          210,797
      4,400 Central Vermont Public Service Corp                           47,850
      2,200 Green Mountain Power Corp                                     16,500
      8,800 NorthWestern Corp                                            202,400
     12,400 UniSource Energy Corp                                        201,500
      5,400 United Illuminating Co                                       248,400
                                                                        $973,647

ELECTRONIC INSTRUMENTS & EQUIP --- 7.5%
      8,850 AO Smith Corp                                                181,974
     15,200 Alpha Industries Inc*                                        790,400
      4,900 Analogic Corp                                                199,366
     14,100 Artesyn Technologies Inc*                                    341,925
     13,633 Baldor Electric Co                                           253,056
      9,300 Belden Inc                                                   276,089
      6,200 Benchmark Electronics Inc*                                   249,159
      7,400 Black Box Corp*                                              569,334
      4,900 C&D Technologies Inc                                         315,741
     12,200 C-COR.net Corp*                                              477,325
     11,500 Checkpoint Systems Inc*                                      102,776
      9,400 Coherent Inc*                                                543,433
      7,500 Cohu Inc                                                     285,465
     10,000 Electro Scientific Industries Inc*                           630,620
      5,200 Hadco Corp*                                                  428,022
      6,500 Harman International Industries Inc                          424,938
      4,350 Harmon Industries Inc                                         76,125
      5,700 Itron Inc*                                                    32,775
     16,500 KEMET Corp*                                                1,229,250
     10,700 Kent Electronics Corp*                                       312,301
     13,700 Methode Electronics Inc Class A                              570,893
      4,000 Park Electrochemical Corp                                    102,500
     10,300 Pioneer-Standard Electronics Inc                             157,714
      6,600 Plexus Corp*                                                 505,725
     13,600 SLI Inc                                                      193,800
      6,200 Technitrol Inc                                               421,600
      4,633 Three-Five Systems Inc*                                      403,071
      8,600 Trimble Navigation Ltd*                                      237,575
     15,700 Vicor Corp*                                                  408,200
     11,100 Watsco Inc                                                   142,913
      8,100 X-Rite Inc                                                    92,640
      5,800 ZixIt Corp*                                                  214,235
                                                                     $11,170,940

ELECTRONICS - SEMICONDUCTOR --- 6.2%
      8,300 Actel Corp*                                                  305,540
      7,100 American Xtal Technology Inc*                                173,169
     21,150 Burr-Brown Corp*                                           1,440,844
     15,400 C-Cube Microsystems Inc*                                     989,450
     22,000 Dallas Semiconductor Corp                                    944,614
      7,600 Electroglas Inc*                                             294,500
     14,000 General Semiconductor Inc*                                   280,000
      8,500 Helix Technology Corp                                        434,027
     23,200 International Rectifier Corp*                              1,139,700
      9,000 Kulicke & Soffa Industries Inc*                              704,808
     18,200 Lattice Semiconductor Corp*                                1,226,225
      9,100 Photronics Inc*                                              303,139
     28,900 S3 Inc*                                                      406,392
     12,700 Silicon Valley Group Inc*                                    361,950
     11,200 SpeedFam-IPEC Inc*                                           177,094
      8,100 Ultratech Stepper Inc*                                       120,990
                                                                      $9,302,442

ENGINEERING & CONSTRUCTION --- 1.2%
      2,700 Butler Manufacturing Co                                       63,617
     14,675 Dycom Industries Inc*                                        763,100
      7,000 Florida Rock Industries Inc                                  226,625
     15,500 Foster Wheeler Corp                                          142,399
     19,900 Morrison Knudsen Corp*                                       182,821
      5,000 Stone & Webster Inc                                           65,935
      8,000 Texas Industries Inc                                         261,000
      6,000 URS Corp*                                                     76,500
                                                                      $1,781,997

FINANCIAL SERVICES --- 2.7%
     28,400 AmeriCredit Corp*                                            530,711
      9,600 Cash America International Inc                                86,400
     13,400 Eaton Vance Corp                                             566,981
      5,500 Investors Financial Services Corp                            448,938
     16,600 Mutual Risk Management Ltd                                   260,404
     10,100 Pioneer Group Inc*                                           282,800
      6,700 SEI Investments Co                                           799,813
      7,100 US Trust Corp                                              1,092,513
                                                                      $4,068,560

FOOD & BEVERAGES --- 1.8%
      3,900 Agribrands International Inc*                                146,004
      7,000 American Italian Pasta Co Class A*                           173,250
      7,500 Beringer Wine Estates Holdings Inc Class B*                  270,938
      6,900 Canandaigua Brands Inc Class A*                              347,588
     25,000 Chiquita Brands International Inc                             96,875
      3,300 Coca-Cola Bottling Co Consolidated                           168,300
     16,100 Earthgrains Co                                               226,398
      6,900 Hain Food Group Inc*                                         185,003
      3,400 J&J Snack Foods Corp*                                         54,186
      7,700 Michael Foods Inc                                            165,065
     11,600 Ralcorp Holdings Inc*                                        160,219
     21,500 Smithfield Foods Inc*                                        458,208
      9,000 Triarc Cos Inc*                                              185,625
                                                                      $2,637,659

GOLD, METALS & MINING --- 0.8%
      5,300 AM Castle & Co                                                64,925
     11,500 Birmingham Steel Corp                                         48,875
     11,100 Coeur d'Alene Mines Corp*                                     27,750
      5,500 Commercial Metals Co                                         161,563
      6,300 Commonwealth Industries Inc                                   47,250
      6,300 IMCO Recycling Inc                                            64,966
      5,400 Quanex Corp                                                   88,425
     18,200 Steel Dynamics Inc*                                          207,025
      4,100 Steel Technologies Inc                                        33,054
     14,350 Stillwater Mining Co*                                        401,800
      5,500 WHX Corp*                                                     38,154
                                                                      $1,183,787

HARDWARE & TOOLS --- 0.4%
     10,600 Scotts Co Class A*                                           382,925
      4,800 Toro Co                                                      147,600
      5,900 WD-40 Co                                                     117,628
                                                                        $648,153

HEALTH CARE RELATED --- 2.0%
      8,200 Advance Paradigm Inc*                                        102,500
     22,500 Coventry Health Care Inc*                                    239,063
      3,700 Curative Health Services Inc*                                 22,082
      7,300 Hanger Orthopedic Group Inc*                                  36,500
     24,600 Hooper Holmes Inc                                            427,425
      8,000 MAXIMUS Inc*                                                 188,496
     12,200 Magellan Health Services Inc*                                 45,750
     18,300 Orthodontic Centers of America Inc*                          387,722
      9,500 PAREXEL International Corp*                                   85,500
      5,900 Pediatrix Medical Group Inc*                                  48,675
      9,400 Pharmaceutical Product Dev Inc*                              158,033
     17,000 Renal Care Group Inc*                                        379,304
     10,250 Sierra Health Services Inc*                                   36,511
     32,600 US Oncology Inc*                                             112,046
     11,700 Universal Health Services Inc Class B*                       640,575
                                                                      $2,910,182

HEAVY TRUCKS & PARTS --- 0.3%
      6,300 Oshkosh Truck Corp                                           198,450
      4,600 Spartan Motors Inc                                            19,550
      7,900 Titan International Inc                                       54,313
      8,700 Wabash National Corp                                         126,689
                                                                        $399,002

HOMEBUILDING --- 1.1%
     18,100 Champion Enterprises Inc*                                    127,822
     23,525 DR Horton Inc                                                304,343
     12,400 Fleetwood Enterprises Inc                                    181,350
      8,500 MDC Holdings Inc                                             162,027
     17,900 Oakwood Homes Corp                                            52,572
      5,400 Ryland Group Inc                                             108,675
      3,300 Skyline Corp                                                  67,238
     11,200 Standard Pacific Corp                                        112,694
     13,900 Toll Brothers Inc*                                           301,449
      5,200 US Home Corp*                                                186,222
                                                                      $1,604,392

HOTELS/MOTELS --- 0.2%
     11,350 Marcus Corp                                                  121,297
     18,600 Prime Hospitality Corp*                                      172,050
                                                                        $293,347

HOUSEHOLD GOODS --- 1.0%
      8,600 Applica Inc*                                                 138,133
      4,700 Bassett Furniture Industries Inc                              62,566
     15,550 Ethan Allen Interiors Inc                                    414,983
     13,700 Fedders Corp                                                  80,488
     23,300 La-Z-Boy Inc                                                 365,507
      6,100 Libbey Inc                                                   186,050
      2,800 National Presto Industries Inc                                96,600
      6,400 Royal Appliance Manufacturing Co*                             32,800
      4,300 Salton Inc*                                                  184,629
                                                                      $1,561,756

INSURANCE RELATED --- 2.3%
     14,000 Arthur J Gallagher & Co                                      521,500
      7,835 Delphi Financial Group Inc Class A*                          225,742
      5,000 EW Blanch Holdings Inc                                       111,250
     14,500 Enhance Financial Services Group Inc                         146,813
     25,512 Fidelity National Financial Inc                              376,302
     24,800 First American Financial Corp                                382,838
     26,600 Fremont General Corp                                         154,599
      5,000 Hilb Rogal & Hamilton Co                                     141,560
      3,800 RLI Corp                                                     122,075
     14,100 Radian Group Inc                                             718,212
      4,600 SCPIE Holdings Inc                                           135,985
     10,400 Selective Insurance Group Inc                                196,945
      7,050 Trenwick Group Inc                                            99,581
      6,500 Zenith National Insurance Corp                               159,250
                                                                      $3,492,652

INVESTMENT BANK/BROKERAGE FIRM --- 0.8%
      4,700 Dain Rauscher Corp                                           291,104
      9,100 Jefferies Group Inc                                          200,764
     11,000 Morgan Keegan Inc                                            175,307
      6,500 National Discount Brokers Group Inc*                         189,716
     17,475 Raymond James Financial Inc                                  351,684
                                                                      $1,208,575

LEISURE & ENTERTAINMENT --- 1.4%
      4,600 Anchor Gaming*                                               185,150
      9,500 Arctic Cat Inc                                                95,589
     16,600 Aztar Corp*                                                  198,154
      4,200 Carmike Cinemas Inc Class A*                                  24,150
      6,000 Coachmen Industries Inc                                       92,622
      3,000 GC Cos Inc*                                                   97,500
      3,800 Huffy Corp                                                    16,150
      7,200 JAKKS Pacific Inc*                                           132,300
      6,800 K2 Inc*                                                       48,450
     14,479 Midway Games Inc*                                             95,923
      7,200 Monaco Coach Corp*                                           117,900
      9,900 Pinnacle Entertainment Inc*                                  198,614
      9,300 Polaris Industries Inc                                       284,813
      4,300 SCP Pool Corp*                                               158,292
     10,200 Sturm Ruger & Co Inc                                         102,000
      4,650 Thor Industries Inc                                          125,257
      8,300 Winnebago Industries Inc                                     141,100
                                                                      $2,113,964

MACHINERY --- 0.6%
     14,870 Applied Power Inc Class A                                    425,654
      5,700 Gardner Denver Inc*                                           99,391
      9,900 Manitowoc Co Inc                                             328,551
                                                                        $853,596

MANUFACTURING --- 5.9%
     10,150 AMCOL International Corp                                     166,206
      3,300 Amcast Industrial Corp                                        28,667
     13,900 AptarGroup Inc                                               396,150
      7,300 Astec Industries Inc*                                        183,413
     10,400 BMC Industries Inc                                            52,000
      7,200 Barnes Group Inc                                             121,946
      8,600 Brady Corp Class A                                           252,625
      6,200 Brush Wellman Inc                                            114,700
      9,100 CLARCOR Inc                                                  163,800
     10,500 CTS Corp                                                     662,151
      6,200 CUNO Inc*                                                    168,175
     15,700 Cognex Corp*                                                 892,938
      8,400 Dionex Corp*                                                 305,550
      6,600 Esterline Technologies Corp*                                  80,850
      5,600 Flow International Corp*                                      63,000
     15,900 GenCorp Inc                                                  159,986
      7,800 Graco Inc                                                    264,225
     11,300 Griffon Corp*                                                 76,275
     11,300 IDEX Corp                                                    353,125
      9,600 Insituform Technologies Inc Class A*                         322,195
      3,100 Insteel Industries Inc                                        18,017
      4,908 Intermagnetics General Corp*                                  59,814
      6,100 Ionics Inc*                                                  143,350
     16,900 JLG Industries Inc                                           160,550
      8,800 Kaman Corp Class A                                            93,500
      3,900 Lawson Products Inc                                           94,088
      4,725 Lindsay Manufacturing Co                                      84,459
      6,000 Lydall Inc*                                                   53,250
     13,300 Mueller Industries Inc*                                      438,062
      7,633 Myers Industries Inc                                         106,862
     17,800 Paxar Corp*                                                  181,329
      7,900 RTI International Metals Inc*                                 83,440
      8,000 Regal-Beloit Corp                                            144,496
     10,600 Reliance Steel & Aluminum Co                                 243,800
      4,200 Robbins & Myers Inc                                          102,375
     11,500 Roper Industries Inc                                         362,250
      4,800 SPS Technologies Inc*                                        150,600
      6,800 Scott Technologies Inc*                                      132,600
      7,300 Specialty Equipment Cos Inc*                                 150,563
      4,900 Standex International Corp                                    80,541
      6,000 Thomas Industries Inc                                        120,750
     14,200 Tredegar Corp                                                366,530
     13,100 Valence Technology Inc*                                      202,225
      8,900 Valmont Industries Inc                                       176,888
     10,100 Watts Industries Inc Class A                                 135,088
      4,800 Wolverine Tube Inc*                                           72,000
                                                                      $8,785,404

MEDICAL PRODUCTS --- 2.3%
      7,800 ADAC Laboratories*                                           117,000
      5,800 CONMED Corp*                                                 151,525
      5,300 Cooper Cos Inc                                               178,213
      5,700 Datascope Corp                                               188,813
      5,200 Diagnostic Products Corp                                     159,572
      5,800 Hologic Inc*                                                  45,310
     11,400 Invacare Corp                                                304,950
      9,600 Laser Vision Centers Inc*                                     38,995
      9,200 Mentor Corp                                                  162,720
      5,400 Osteotech Inc*                                                38,475
     11,400 ResMed Inc*                                                  387,600
     11,100 Respironics Inc*                                             180,375
      9,500 Sola International Inc*                                       42,750
      3,600 Spacelabs Medical Inc*                                        42,750
     17,800 Summit Technology Inc*                                       157,975
      8,400 Sunrise Medical Inc*                                          44,100
      4,500 Syncor International Corp*                                   185,625
     11,200 Theragenics Corp*                                            111,294
     11,700 Varian Medical Systems Inc*                                  468,000
      4,700 Vital Signs Inc                                               94,000
      6,600 Wesley Jessen VisionCare Inc*                                259,875
                                                                      $3,359,917

OFFICE EQUIPMENT & SUPPLIES --- 0.4%
      2,400 Nashua Corp*                                                  19,200
      5,100 New England Business Service Inc                              84,150
     12,900 United Stationers Inc*                                       430,538
                                                                        $533,888

OIL & GAS --- 5.6%
     12,000 Atmos Energy Corp                                            190,500
      5,200 Atwood Oceanics Inc*                                         315,250
     12,400 Barrett Resources Corp*                                      393,700
      9,500 Cabot Oil & Gas Corp Class A                                 176,339
      5,900 Cal Dive International Inc*                                  293,525
      4,200 Cascade Natural Gas Corp                                      67,725
     18,550 Cross Timbers Oil Co                                         267,806
      6,600 Dril-Quip Inc*                                               268,125
     11,500 Energen Corp                                                 210,588
     15,112 Friede Goldman Halter Inc*                                    93,498
      7,100 HS Resources Inc*                                            171,728
     19,300 Input/Output Inc*                                            142,338
      7,200 Laclede Gas Co                                               141,300
     15,300 Louis Dreyfus Natural Gas Corp*                              428,400
      6,800 New Jersey Resources Corp                                    273,700
     15,800 Newfield Exploration Co*                                     641,875
      9,500 Northwest Natural Gas Co                                     209,000
      8,600 Oceaneering International Inc*                               148,350
      8,000 Offshore Logistics Inc*                                       97,000
     11,900 Piedmont Natural Gas Co Inc                                  336,175
      6,800 Plains Resources Inc*                                         96,472
     15,300 Pogo Producing Co                                            392,063
     23,000 Pride International Inc*                                     520,375
      8,100 Remington Oil & Gas Corp*                                     35,438
      4,300 SEACOR SMIT Inc*                                             263,375
      9,200 Seitel Inc                                                    57,500
     18,178 Southern Union Co*                                           312,425
     11,700 Southwest Gas Corp                                           223,025
      9,500 Southwestern Energy Co                                        80,750
      4,200 St Mary Land & Exploration Co                                141,750
      7,000 Stone Energy Corp*                                           330,750
     17,000 Tuboscope Inc*                                               295,375
      9,800 Veritas DGC Inc*                                             235,200
     23,700 Vintage Petroleum Inc                                        471,038
                                                                      $8,322,458

PAPER & FOREST PRODUCTS --- 0.5%
     13,300 Buckeye Technologies Inc*                                    254,363
      9,700 Caraustar Industries Inc                                     147,314
      4,700 Deltic Timber Corp                                           103,400
      5,700 Pope & Talbot Inc                                            120,766
      4,520 Republic Group Inc                                            51,695
                                                                        $677,538

PHARMACEUTICALS --- 1.6%
     11,250 Alpharma Inc Class A                                         434,531
      8,700 Barr Laboratories Inc*                                       375,727
      9,400 Cygnus Inc*                                                  117,500
     16,800 Dura Pharmaceuticals Inc*                                    218,400
     24,750 Jones Pharma Inc                                             713,097
     11,100 Medicis Pharmaceutical Corp Class A*                         485,625
      8,200 Noven Pharmaceuticals Inc*                                    96,350
                                                                      $2,441,230

PHOTOGRAPHY/IMAGING --- 0.8%
      7,200 Lason Inc*                                                    32,400
     18,400 Pinnacle Systems Inc*                                        441,600
     11,900 Zebra Technologies Corp Class A*                             678,300
                                                                      $1,152,300

POLLUTION CONTROL --- 0.4%
      8,500 ABM Industries Inc                                           214,625
      5,100 TETRA Technologies Inc*                                       72,675
     14,650 Tetra Tech Inc*                                              345,183
                                                                        $632,483

PRINTING & PUBLISHING --- 0.3%
     14,000 Bowne & Co Inc                                               161,000
      5,400 Consolidated Graphics Inc*                                    63,785
     11,500 John H Harland Co                                            176,813
      5,400 Thomas Nelson Inc                                             37,800
                                                                        $439,398

RESTAURANTS --- 1.7%
     10,300 Applebee's International Inc                                 375,301
     10,350 CEC Entertainment Inc*                                       310,500
     19,146 CKE Restaurants Inc                                           70,591
      7,600 Cheesecake Factory Inc*                                      311,121
     11,197 Consolidated Products Inc*                                   102,173
      7,600 IHOP Corp*                                                   123,500
     14,500 Jack In The Box Inc*                                         355,250
      9,400 Landry's Seafood Restaurants Inc                              81,075
      8,500 Luby's Inc                                                    76,500
      4,600 Panera Bread Co Class A*                                      37,085
     11,800 Ruby Tuesday Inc                                             247,057
     13,700 Ryan's Family Steak Houses Inc*                              134,000
      6,900 Sonic Corp*                                                  191,903
      8,700 TCBY Enterprises Inc                                          51,652
      4,900 Taco Cabana Inc Class A*                                      29,704
                                                                      $2,497,412

RETAIL --- 4.7%
     12,733 99 Cents Only Stores*                                        479,079
     11,100 Ames Department Stores Inc*                                  199,101
     12,000 AnnTaylor Stores Corp*                                       248,244
     13,800 Bombay Co Inc*                                                50,025
      6,900 Books-A-Million Inc*                                          28,028
      4,800 Building Materials Holding Corp*                              48,000
     20,000 Casey's General Stores Inc                                   233,740
     10,100 Cato Corp Class A                                            106,676
      7,800 Cost Plus Inc*                                               238,384
      2,100 DAMARK International Inc Class A*                             54,600
      6,300 Discount Auto Parts Inc*                                      67,328
      7,200 Dress Barn Inc*                                              141,300
      7,900 Footstar Inc*                                                293,777
     12,600 Goody's Family Clothing Inc*                                  81,900
      4,800 Gottschalks Inc*                                              28,498
      8,100 Group 1 Automotive Inc*                                       96,188
      9,300 Gymboree Corp*                                                33,713
      7,100 Hancock Fabrics Inc                                           27,953
      8,900 Hughes Supply Inc                                            135,725
      9,800 Insight Enterprises Inc*                                     409,758
      5,300 J Baker Inc                                                   34,450
      6,800 Jo-Ann Stores Inc Class A*                                    63,322
      3,400 Lillian Vernon Corp                                           32,300
     15,000 Linens 'n Things Inc*                                        463,125
     11,700 Michaels Stores Inc*                                         461,413
     19,300 O'Reilly Automotive Inc*                                     260,550
     11,900 Pacific Sunwear of California Inc*                           405,338
     20,200 Pep Boys - Manny Moe & Jack                                  127,502
     37,875 Pier 1 Imports Inc                                           430,828
     11,600 ShopKo Stores Inc*                                           207,350
     12,200 Sports Authority Inc*                                         34,306
     16,900 Stein Mart Inc*                                              151,830
     15,950 The Men's Wearhouse Inc*                                     341,920
      5,200 Wet Seal Inc Class A*                                         92,300
      9,900 Whole Foods Market Inc*                                      421,364
     13,300 Zale Corp*                                                   548,625
                                                                      $7,078,540

SAVINGS & LOANS --- 0.7%
      9,400 Anchor Bancorp Wisconsin Inc                                 148,050
     10,741 Downey Financial Corp                                        320,887
      9,100 MAF Bancorp Inc                                              170,625
      8,050 Queens County Bancorp Inc                                    163,512
     15,100 Staten Island Bancorp Inc                                    259,524
                                                                      $1,062,598

SHOES --- 0.8%
      6,900 Brown Shoe Co Inc                                             70,725
      9,700 Justin Industries Inc                                        177,025
      4,100 K-Swiss Inc                                                   60,729
     16,900 Stride Rite Corp                                             142,585
      7,900 Timberland Co Class A*                                       548,063
     15,700 Wolverine World Wide Inc                                     188,400
                                                                      $1,187,527

SPECIALIZED SERVICES --- 7.3%
      7,800 ADVO Inc*                                                    234,000
      6,500 AT Cross Co Class A*                                          34,938
      7,600 Aaron Rents Inc                                              110,200
      6,200 Action Performance Cos Inc*                                   57,350
      5,000 Administaff Inc*                                             201,250
      3,200 Angelica Corp                                                 21,200
     10,500 BISYS Group Inc*                                             656,901
     16,100 Billing Concepts Corp*                                        86,280
      7,200 CDI Corp*                                                    162,000
      3,400 CPI Corp                                                      81,175
      7,000 Catalina Marketing Corp*                                     708,750
     14,050 Central Parking Corp                                         360,031
     12,800 Cerner Corp*                                                 282,394
      4,000 Chemed Corp                                                  119,500
     11,200 ChoicePoint Inc*                                             425,600
     20,400 Copart Inc*                                                  351,900
      6,000 Cyrk Inc*                                                     52,872
      7,300 DBT Online Inc*                                              143,715
      6,600 Department 56 Inc*                                            60,225
      5,000 Enesco Group Inc                                              22,500
      5,500 FYI Inc*                                                     147,466
     12,000 FactSet Research Systems Inc                                 345,000
     12,200 Fossil Inc*                                                  253,150
      7,700 Franklin Covey Co*                                            70,263
      7,800 G&K Services Inc Class A                                     191,100
     18,550 HA-LO Industries Inc*                                        135,638
     10,700 Information Resources Inc*                                    67,538
      4,400 Insurance Auto Auctions Inc*                                  73,150
     24,190 Interim Services Inc*                                        414,254
      8,400 Jan Bell Marketing Inc*                                       24,671
      8,400 Kroll-O'Gara Co*                                              64,571
     16,250 Labor Ready Inc*                                             147,258
     21,758 Lennox International Inc                                     183,572
     13,600 MedQuist Inc*                                                481,943
     12,200 National Computer Systems Inc                                627,531
     12,500 National Data Corp                                           346,875
      6,000 Pegasus Solutions Inc*                                       106,500
      8,600 Pre-Paid Legal Services Inc*                                 275,200
      7,600 Primark Corp*                                                205,200
     18,500 Profit Recovery Group Intl Inc*                              324,897
     15,450 Regis Corp                                                   180,564
      7,800 Russ Berrie & Co Inc                                         145,275
     27,200 Snyder Communications Inc                                    646,000
     11,200 StaffMark Inc*                                                73,494
      5,300 StarTek Inc*                                                 272,288
      2,900 Swiss Army Brands Inc*                                        16,130
     18,300 True North Communications Inc                                753,722
      5,700 Volt Information Sciences Inc*                               197,003
                                                                     $10,943,034

TELEPHONE & TELECOMMUNICATIONS --- 0.2%
     19,200 General Communication Inc Class A*                            96,000
     24,620 TALK.com Inc*                                                240,045
                                                                        $336,045

TEXTILES --- 0.7%
      5,200 Ashworth Inc*                                                 25,350
      9,700 Cone Mills Corp*                                              52,739
      4,300 Dixie Group Inc*                                              17,738
      7,300 Guilford Mills Inc                                            60,225
      2,600 Haggar Corp                                                   33,961
     11,000 Hartmarx Corp*                                                27,500
     20,000 Interface Inc                                                 72,500
     10,600 Kellwood Co                                                  181,525
     13,200 Nautica Enterprises Inc*                                     148,500
      4,900 OshKosh B'Gosh Inc Class A                                    79,013
      2,900 Oxford Industries Inc                                         49,300
     10,400 Phillips-Van Heusen Corp                                      87,745
      5,326 Pillowtex Corp                                                27,962
      8,500 Quiksilver Inc*                                              160,438
                                                                      $1,024,496

TOBACCO --- 0.1%
      6,000 Schweitzer-Mauduit International Inc                          87,372
                                                                         $87,372

TRANSPORTATION --- 1.5%
     12,200 American Freightways Corp*                                   227,225
      7,500 Arkansas Best Corp*                                           97,028
      6,100 Frozen Food Express Industries Inc                            20,966
     11,400 Heartland Express Inc*                                       192,375
      9,300 Kirby Corp*                                                  192,389
      3,600 Landstar System Inc*                                         206,100
      4,700 MS Carriers Inc*                                             111,625
     21,550 Rollins Truck Leasing Corp                                   214,142
     10,100 USFreightways Corp                                           470,913
     18,050 Werner Enterprises Inc                                       338,438
      9,500 Yellow Corp*                                                 181,089
                                                                      $2,252,290

WATER --- 0.7%
      3,400 American States Water Co                                     102,425
     15,568 Philadelphia Suburban Corp                                   373,632
     14,800 United Water Resources Inc                                   514,300
                                                                        $990,357

TOTAL COMMON STOCK --- 97.8%                                        $145,803,408
(Cost $131,361,111)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 1.5%
  2,273,000 Associates Corp of North America                           2,272,237
                                                                      $2,272,237

U.S. GOVERNMENTS --- 0.7%
  1,000,000 United States of America (1)                                 993,466
                                                                        $993,466

TOTAL SHORT-TERM INVESTMENTS --- 2.2%                                 $3,265,703
(Cost $3,265,703)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                             $149,069,111
(Cost $134,626,814)


The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

CHEMICALS --- 4.0%
    150,000 EI du Pont de Nemours & Co                                   149,042
                                                                        $149,042

ELECTRIC COMPANIES --- 13.3%
    175,000 Baltimore Gas & Electric Co                                  174,533
    150,000 Duke Energy Corp                                             149,726
    175,000 Pacific Gas & Electric Co                                    174,913
                                                                        $499,172

ELECTRONIC INSTRUMENTS & EQUIP --- 4.6%
    175,000 Motorola Credit Corp                                         174,858
                                                                        $174,858

FINANCIAL SERVICES --- 39.5%
    175,000 American Express Credit Corp                                 174,090
    150,000 Associates Corp of North America                             149,425
    170,000 Ford Motor Credit Co                                         169,858
    175,000 General Electric Capital Corp                                174,472
    175,000 Household Finance Corp                                       172,997
    150,000 PACCAR Financial Corp                                        149,682
    150,000 Prudential Funding Corp                                      149,754
    175,000 Toyota Motor Credit Corp                                     174,718
    175,000 TransAmerica Financial Corp                                  172,454
                                                                      $1,487,450

FOOD & BEVERAGES --- 7.9%
    150,000 General Mills Inc                                            149,550
    150,000 HJ Heinz Co                                                  149,525
                                                                        $299,075

INSURANCE RELATED --- 8.9%
    175,000 AIG Funding Inc                                              173,104
    160,000 Metlife Funding Inc                                          159,920
                                                                        $333,024

INVESTMENT BANK/BROKERAGE FIRM --- 8.6%
    175,000 American General Finance Corp                                173,649
    150,000 Merrill Lynch & Co Inc                                       149,066
                                                                        $322,715

OIL & GAS --- 4.6%
    175,000 Chevron USA Inc                                              174,210
                                                                        $174,210

TELEPHONE & TELECOMMUNICATIONS --- 4.6%
    175,000 AT&T Corp                                                    174,531
                                                                        $174,531

TRANSPORTATION --- 4.0%
    150,000 Daimler-Benz                                                 148,862
                                                                        $148,862

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $3,762,939
(Cost $3,762,939)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $3,762,939
(Cost $3,762,939)

                             THE ORCHARD SERIES FUND

                Financial Statements and Financial Highlights for the Six Months Ended April 30, 2000 and the Year Ended October 31, 1999

                                   (Section 2)


----------------------------------------------------------------------------------------------------
THE ORCHARD SERIES FUND
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
APRIL 30, 2000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                         ORCHARD
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                          VALUE
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                          FUND
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                   $     3,354,785
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Cash                                                                                    15,922
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                        4,133
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                 1,951
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Total assets                                                                         3,376,791
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                             2,482
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $     3,374,309
--------------------------------------------------------------------------------------==============
--------------------------------------------------------------------------------------==============

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Capital stock, No par value                                                    $     3,742,616
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Net unrealized depreciation on investments                                            (144,620)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Undistributed net investment income                                                     16,353
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Accumulated net realized loss on investments                                          (240,040)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Class A                                                                        $     3,168,832
--------------------------------------------------------------------------------------==============
--------------------------------------------------------------------------------------==============
     Class B                                                                        $       205,477
--------------------------------------------------------------------------------------==============
--------------------------------------------------------------------------------------==============

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(Offering and Redemption Price)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Class A                                                                        $        8.7992
--------------------------------------------------------------------------------------==============
--------------------------------------------------------------------------------------==============
     Class B                                                                        $       10.2739
--------------------------------------------------------------------------------------==============
--------------------------------------------------------------------------------------==============

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK OUTSTANDING
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Class A                                                                                360,128
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Class B                                                                                 20,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                                   3,499,405
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
THE ORCHARD SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED APRIL 30, 2000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                               ORCHARD
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                FUND
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Interest                                                                                           $               908
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Dividends                                                                                                       28,548
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Total income                                                                                                    29,456
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Management fees                                                                                                 12,580
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Distribution fees - Class B                                                                                         49
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                                                  12,629
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                16,827
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Net realized loss on investments                                                                              (40,803)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on investments                                                         (157,103)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized loss on investments                                                              (197,906)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $         (181,079)
----------------------------------------------------------------------------------------------------------==================
----------------------------------------------------------------------------------------------------------==================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
THE ORCHARD SERIES FUND
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
PERIOD ENDED APRIL 30, 2000 AND YEAR ENDED OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                      ORCHARD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                           VALUE FUND
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                            2000       (A)         1999
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                           UNAUDITED
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net investment income                                           $          16,827      $         30,924
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net realized loss on investments                                          (40,803)             (199,237)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments      (157,103)              232,925
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations          (181,079)               64,612
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     From net investment income - Class A                                       (9,931)              (29,048)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     From net realized gains - Class A                                               0               (13,415)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Total distributions                                                        (9,931)              (42,463)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Class A                                                                 1,898,570               924,120
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Class B                                                                   200,000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions - Class A                                     9,931                42,463
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Redemptions of shares - Class A                                        (1,124,331)             (244,504)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from share transactions              984,170               722,079
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Total increase in net assets                                              793,160               744,228
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Beginning of period                                                     2,581,149             1,836,921
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     End of period  (1)                                              $       3,374,309      $      2,581,149
-----------------------------------------------------------------------================-------===============
-----------------------------------------------------------------------================-------===============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
SHARES:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Sold
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Class A                                                                   213,254                90,656
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Class B                                                                    20,000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions - Class A                           1,084                 4,457
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Redeemed - Class A                                                       (128,549)              (24,657)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase                                                              105,789                70,456
-----------------------------------------------------------------------================-------===============
-----------------------------------------------------------------------================-------===============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(1) Including undistributed net investment income                    $          16,353      $          9,457
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(A) Class B Shares commenced operations on March 24, 2000.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------
ORCHARD SERIES FUND
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ORCHARD VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Selected  data for a share of  capital  stock of the fund for the  period  ended
April 30, 2000, the year ended October 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
and the period ended October 31, 1998, are as follows:
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                      Class A                                                    Class B
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months Ended      Period Ended October 31,             Period Ended
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                     April 30, 2000        1999               1998              April 30, 2000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       UNAUDITED                                                   UNAUDITED
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              (A)                  (B)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $         9.4086   $         9.0097   $        10.0000     $        10.0000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.0467             0.1186             0.0730               0.0055
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                  (0.6200)             0.4667           (1.0275)               0.2684
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations           (0.5733)             0.5853           (0.9545)               0.2739
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               (0.0361)           (0.1213)           (0.0358)               0.0000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                    0.0000           (0.0651)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.0361)           (0.1864)           (0.0358)               0.0000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $         8.7992   $         9.4086   $         9.0097     $        10.2739
---------------------------------------------------===============----===============----===============------===============-----
---------------------------------------------------===============----===============----===============------===============-----
                                                           0.0000                                                     0.0000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                              (6.11%) #            6.49%            (9.58%) #              2.74% #
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                        $      3,168,832   $      2,581,149   $      1,836,921     $        205,477
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                     1.00% *            1.00%              1.00% *              1.15%  *
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                                          1.34% *            1.34%              1.15% *              0.52%  *
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover                                         69.56% #          153.77%             79.58% #             69.56% # +
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
#  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
+ Portfolio turnover is calculated at the Fund level, and therefore represents a six-month period.
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
*Annualized
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
(A) The portfolio commenced operations on March 2, 1998.
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
(B) Class B Shares commenced operations on March 24, 2000.
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------



THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000
--------------------------------------------------------------------------------
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        The Orchard Series Fund (the Trust) is a Delaware business trust organized on July 23, 1996 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of four funds. Interests in the Orchard Value Fund (the Fund) is included herein and is represented by a separate class of beneficial interest of the Trust. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in common stocks issued by U.S. companies when it is believed that such stocks are undervalued. The Fund is diversified as defined in the 1940 Act. Class A shares are available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (GWL&A) and New England Financial.

        The Fund received $2,000,000 of initial capitalization from GWL&A on February 26, 1998. At April 30, 2000, GWL&A's investment in the Fund totaled $1,808,267.

        The Fund offers two classes of shares, referred to as Class A and Class B shares. Class A shares are not subject to any distribution fees, while Class B shares are subject to an annual distribution fee of 0.25% of the Fund's annual average net assets attributable to Class B shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the Trust, which are in accordance with generally accepted accounting principles in the investment company industry:

        Security Valuation

        Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Dividends

        Dividends from net investment income of the Fund are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

2.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

        The Trust has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Trust, the investment advisor receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund.

        A plan of distribution pursuant to Rule 12b-1 of the 1940 Act (the Plan) provides for compensation of marketing and advertising expenditures to the Fund's distributors to a maximum of 0.25% of the average daily net assets of the Fund.

        Expenses incurred by the Trust, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly owned subsidiary of GWL&A, distributes and markets the Trust's Funds. Financial Administrative Services Corporation, a
        wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

        Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

3.     CAPITAL STOCK

        The Trust has authorized an unlimited number of shares with no stated par value for each Fund in the Trust. Shares may be issued in one or more series of shares and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.


4.     PURCHASES AND SALES OF INVESTMENT SECURITIES

        For the six months ended April 30, 2000, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $2,779,273 and $1,759,325, respectively. For the six months ended April 30, 2000, there were no purchases and or sales of U.S. Government securities.

5.     UNREALIZED APPRECIATION (DEPRECIATION)

        At April 30, 2000, the U.S. Federal income tax cost basis was $3,522,663. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $100,777 and gross depreciation of securities in which there was an excess of tax cost over value of $268,655, resulting in net depreciation of $167,878.

The Orchard Series Fund

Orchard Value Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 2.4%
      2,000 Boeing Co                                                     79,374
                                                                         $79,374

AGENCY --- 0.9%
        505 Fannie Mae (nonvtg)                                           30,458
                                                                         $30,458

BANKS --- 11.2%
      1,515 Bank of America Corp                                          74,235
      1,245 Chase Manhattan Corp                                          89,717
      2,415 FleetBoston Financial Corp                                    85,580
      1,260 Wachovia Corp                                                 78,986
      1,190 Wells Fargo & Co                                              48,864
                                                                        $377,382

CHEMICALS --- 4.4%
      1,440 EI du Pont de Nemours & Co                                    68,309
      1,455 PPG Industries Inc                                            79,116
                                                                        $147,425

COMPUTER HARDWARE & SYSTEMS --- 3.5%
      3,970 Compaq Computer Corp                                         116,123
                                                                        $116,123

ELECTRONIC INSTRUMENTS & EQUIP --- 2.5%
      1,510 Emerson Electric Co                                           82,861
                                                                         $82,861

FINANCIAL SERVICES --- 4.2%
      2,345 Citigroup Inc                                                139,377
                                                                        $139,377

FOOD & BEVERAGES --- 4.1%
      3,740 ConAgra Inc                                                   70,593
      1,980 HJ Heinz Co                                                   67,320
                                                                        $137,913

GOLD, METALS & MINING --- 4.9%
      1,410 Alcoa Inc                                                     91,474
      1,585 Phelps Dodge Corp                                             73,306
                                                                        $164,780

HOUSEHOLD GOODS --- 2.6%
      1,490 Kimberly-Clark Corp                                           86,512
                                                                         $86,512

INSURANCE RELATED --- 6.5%
      1,355 CIGNA Corp                                                   108,061
      3,045 St Paul Cos Inc                                              108,478
                                                                        $216,539

MACHINERY --- 2.6%
      2,190 Deere & Co                                                    88,421
                                                                         $88,421

MANUFACTURING --- 2.8%
      1,650 Honeywell International Inc                                   92,400
                                                                         $92,400

MEDICAL PRODUCTS --- 2.5%
      3,330 Becton Dickinson & Co                                         85,331
                                                                         $85,331

OIL & GAS --- 28.0%
      1,120 Chevron Corp                                                  95,340
        880 Exxon Mobil Corp                                              68,365
      1,565 Kerr-McGee Corp                                               80,989
      4,840 Occidental Petroleum Corp                                    103,755
      1,935 Phillips Petroleum Co                                         91,791
      1,530 Schlumberger Ltd                                             117,140
      1,695 Texaco Inc                                                    83,903
      2,686 Transocean Sedco Forex Inc                                   126,242
      3,785 USX-Marathon Group                                            88,236
      2,635 Unocal Corp                                                   85,142
                                                                        $940,903

PAPER & FOREST PRODUCTS --- 5.0%
      1,530 Champion International Corp                                  100,598
      1,860 International Paper Co                                        68,355
                                                                        $168,953

PERSONAL LOANS --- 2.7%
      2,145 Household International Inc                                   89,554
                                                                         $89,554

PHOTOGRAPHY/IMAGING --- 2.3%
      1,385 Eastman Kodak Co                                              77,473
                                                                         $77,473

RAILROADS --- 2.2%
      1,780 Union Pacific Corp                                            74,983
                                                                         $74,983

SAVINGS & LOANS --- 1.6%
      2,045 Washington Mutual Inc                                         52,274
                                                                         $52,274

TELEPHONE & TELECOMMUNICATIONS --- 3.2%
        150 AT&T Corp                                                      7,003
      1,190 Bell Atlantic Corp                                            70,508
        580 BellSouth Corp                                                28,238
                                                                        $105,749

TOTAL COMMON STOCK --- 100.0%                                         $3,354,785
(Cost $3,499,405)

TOTAL ORCHARD VALUE FUND --- 100.0%                                   $3,354,785
(Cost $3,499,405)